Parent Company (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 22,288,000,000	$ 19,486,000,000	$ 22,250,000,000	$ 24,893,000,000
Investment securities	4,431,000,000	5,016,000,000	5,614,000,000
Accounts receivable, less reserves	44,386,000,000	43,777,000,000
Premises and equipment, less accumulated depreciation	3,938,000,000	3,875,000,000
Other assets	11,342,000,000	11,228,000,000
Total assets	159,103,000,000	153,375,000,000
Liabilities and Shareholders' Equity
Long-term debt	57,955,000,000	55,330,000,000
Total liabilities	138,430,000,000	133,879,000,000
Shareholders' Equity
Preferred shares	0	0
Common shares	205,000,000	213,000,000
Additional paid-in capital	12,874,000,000	12,202,000,000
Retained earnings	9,513,000,000	8,507,000,000
Accumulated other comprehensive loss	(1,919,000,000)	(1,426,000,000)
Total shareholders' equity	20,673,000,000	19,496,000,000	18,886,000,000	18,794,000,000	18,794,000,000
Total liabilities and shareholders' equity	159,103,000,000	153,375,000,000
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	6,270,000,000	5,978,000,000
Parent Company [Member]
Assets
Cash and cash equivalents	8,824,000,000	6,076,000,000	4,797,000,000	6,914,000,000
Investment securities	1,000,000	123,000,000
Equity in net assets of subsidiaries and affiliates	20,123,000,000	19,571,000,000
Accounts receivable, less reserves	134,000,000	378,000,000
Premises and equipment, less accumulated depreciation	139,000,000	136,000,000
Loans to subsidiaries and affiliates	7,809,000,000	5,236,000,000
Due from subsidiaries and affiliates	1,477,000,000	1,126,000,000
Other assets	365,000,000	335,000,000
Total assets	38,872,000,000	32,981,000,000
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,590,000,000	1,386,000,000
Due to subsidiaries and affiliates	964,000,000	926,000,000
Short-term debt of subsidiaries and affiliates	5,937,000,000	819,000,000
Long-term debt	9,708,000,000	10,354,000,000
Total liabilities	18,199,000,000	13,485,000,000
Shareholders' Equity
Preferred shares	0	0
Common shares	205,000,000	213,000,000
Additional paid-in capital	12,874,000,000	12,202,000,000
Retained earnings	9,513,000,000	8,507,000,000
Accumulated other comprehensive loss	(1,919,000,000)	(1,426,000,000)
Total shareholders' equity	20,673,000,000	19,496,000,000
Total liabilities and shareholders' equity	38,872,000,000	32,981,000,000
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 106,000,000	$ 76,000,000